Provisions - Contingent liabilities - Narrative (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Legal claims contingent liability
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	$ 318,477	$ 370,418
Tax
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	182,380	196,031
Income tax over transfers of shares in Peru
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	95,957
Compensation for exploration for mineral resources
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	12,797
Indirect taxes on sales
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	4,447
Value-added tax on sales of certain energy contracts
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	12,954
Tax rate applied to interstate sales for manufactured goods with imported content
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	3,235
Credits to the purchases of property, plant and equipment
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	5,243
Civil
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	17,502	21,549
Indemnity lawsuits alleging property damage, pain and suffering
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	16,418
Environmental
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	85,390	$ 112,920
Alleged pollution of Sao Francisco River
Contingent tax liabilities with likelihood of loss considered possible
Estimate of financial effect of contingent liability	$ 71,388